Investment Objectives and Goals - FPA Flexible Fixed Income Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	FPA Flexible Fixed Income Fund seeks to provide long-term total return, which includes income and capital appreciation, while considering capital preservation.